Other Financial Assets And Liabilities - Financial Assets and Liabilities (Details) € in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		$ 2,414,000,000	$ 2,006,000,000
Derivative financial assets		177,000,000	25,000,000
Forward Contracts, Currency Swap
Disclosure of financial assets and liabilities [Line Items]
Current derivative financial assets		69,000,000
Non-current derivative financial assets		3,000,000
Derivative financial assets			6,000,000
Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Derivative financial assets		42,000,000
Currency risk
Disclosure of financial assets and liabilities [Line Items]
Notional Amount		4,108,000,000	4,147,000,000
Currency risk | Euro forward contracts (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Notional Amount		1,203,000,000	1,240,000,000
Average Foreign Currency/ US$		$ 940	$ 860
Average Strike Price	0.00%	0.00%	0.00%
Currency risk | Singapore dollar forward contracts (receive Singapore$/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Notional Amount		$ 496,000,000	$ 858,000,000
Average Foreign Currency/ US$		$ 1,370	$ 1,350
Average Strike Price	0.00%	0.00%	0.00%
Currency risk | Japanese yen forward contracts (receive Japanese yen/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Notional Amount		$ 236,000,000	$ 300,000,000
Average Foreign Currency/ US$		$ 127,220	$ 112,770
Average Strike Price	0.00%	0.00%	0.00%
Currency risk | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Notional Amount		$ 795,000,000	$ 993,000,000
Average Foreign Currency/ US$		$ 0	$ 0
Currency risk | Interest rate swaps | Minimum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Price	0.382%	0.382%	0.382%
Currency risk | Interest rate swaps | Maximum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Price	1.731%	1.731%	1.731%
Currency risk | Cross currency swaps (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	€ 475		$ 551,000,000
Average Foreign Currency/ US$		$ 890	$ 890
Currency risk | Cross currency swaps (receive euros/pay US$) | Minimum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Price	3.834%	3.834%	3.834%
Currency risk | Cross currency swaps (receive euros/pay US$) | Maximum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Price	4.182%	4.182%	4.182%
Currency risk | Cross currency swaps (receive Singapore $/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Notional Amount		$ 796,000,000	$ 109,000,000
Average Foreign Currency/ US$		$ 1,370	$ 1,370
Currency risk | Cross currency swaps (receive Singapore $/pay US$) | Minimum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Price	1.83%	1.83%	1.83%
Currency risk | Cross currency swaps (receive Singapore $/pay US$) | Maximum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Price	1.941%	1.941%	1.941%
Currency risk | Commodity hedge
Disclosure of financial assets and liabilities [Line Items]
Notional Amount		$ 47,000,000	$ 96,000,000
Average Foreign Currency/ US$		$ 0	$ 0
Average Strike Price	51256000.00%	51256000.00%	0.00%
Currency risk | Other Current Financial Liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		$ (61,000,000)	$ (49,000,000)
Currency risk | Other Current Financial Liabilities | Euro forward contracts (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		(32,000,000)	(38,000,000)
Currency risk | Other Current Financial Liabilities | Singapore dollar forward contracts (receive Singapore$/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		(1,000,000)	(3,000,000)
Currency risk | Other Current Financial Liabilities | Japanese yen forward contracts (receive Japanese yen/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		(20,000,000)	(7,000,000)
Currency risk | Other Current Financial Liabilities | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0	0
Currency risk | Other Current Financial Liabilities | Cross currency swaps (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0	0
Currency risk | Other Current Financial Liabilities | Cross currency swaps (receive Singapore $/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0	0
Currency risk | Other Current Financial Liabilities | Commodity hedge
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		(8,000,000)	(1,000,000)
Currency risk | Other Non-current Financial Liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		(5,000,000)	(17,000,000)
Currency risk | Other Non-current Financial Liabilities | Euro forward contracts (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0	0
Currency risk | Other Non-current Financial Liabilities | Singapore dollar forward contracts (receive Singapore$/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0	0
Currency risk | Other Non-current Financial Liabilities | Japanese yen forward contracts (receive Japanese yen/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0	0
Currency risk | Other Non-current Financial Liabilities | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0	(8,000,000)
Currency risk | Other Non-current Financial Liabilities | Cross currency swaps (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		(3,000,000)	(4,000,000)
Notional Amount		535,000,000
Currency risk | Other Non-current Financial Liabilities | Cross currency swaps (receive Singapore $/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0	(4,000,000)
Currency risk | Other Non-current Financial Liabilities | Commodity hedge
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		(2,000,000)	(1,000,000)
Currency risk | Other Current Financial Assets
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		79,000,000	23,000,000
Currency risk | Other Current Financial Assets | Euro forward contracts (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		46,000,000	4,000,000
Currency risk | Other Current Financial Assets | Singapore dollar forward contracts (receive Singapore$/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		15,000,000	3,000,000
Currency risk | Other Current Financial Assets | Japanese yen forward contracts (receive Japanese yen/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		18,000,000	2,000,000
Currency risk | Other Current Financial Assets | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0	0
Currency risk | Other Current Financial Assets | Cross currency swaps (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0	0
Currency risk | Other Current Financial Assets | Cross currency swaps (receive Singapore $/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0	0
Currency risk | Other Current Financial Assets | Commodity hedge
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0	14,000,000
Currency risk | Other Non-current Financial Assets
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		98,000,000	2,000,000
Currency risk | Other Non-current Financial Assets | Euro forward contracts (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		3,000,000	0
Currency risk | Other Non-current Financial Assets | Singapore dollar forward contracts (receive Singapore$/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0	0
Currency risk | Other Non-current Financial Assets | Japanese yen forward contracts (receive Japanese yen/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0	0
Currency risk | Other Non-current Financial Assets | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		42,000,000
Currency risk | Other Non-current Financial Assets | Cross currency swaps (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		2,000,000	0
Currency risk | Other Non-current Financial Assets | Cross currency swaps (receive Singapore $/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		51,000,000	0
Currency risk | Other Non-current Financial Assets | Commodity hedge
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		$ 0	$ 2,000,000